Fair Value of Financial Instruments (Details) - Schedule of preferred stock warrant liability - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Preferred Stock Warrant Liability [Abstract]
Balance at Beginning	$ 1,507,000	$ 487,000	$ 295,000
Change in fair value	$ 307,000	1,020,000	192,000
Balance at Ending		$ 1,507,000	$ 487,000